Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other long-term liabilities [Abstract]
Schedule of Composition of Other Long-term Liabilities
	December 31,
	2017	2018
	NIS millions	NIS millions
Long-term trade payables	1	12
Deferred revenue	3	4
Other	11	-
	15	16